Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current
Bank borrowings - secured	¥ 15,610	¥ 3,248
Other borrowings - secured	15,800	25,862
Non-current borrowings, total	31,410	29,110
Current
Bank borrowings - secured	42,196	108,534
Other borrowings - secured	31,737	64,232
Current borrowings, total	73,933	172,766
Borrowings, total	¥ 105,343	¥ 201,876
Effective interest rate on the borrowings	7.60%